Inventories (Tables)	3 Months Ended
Mar. 31, 2018
Inventories
Inventories by category

	3/31/2018	12/31/2017
	(€ in thousands)
Raw materials and merchandise	3,555	3,017
Work in progress	7,754	6,522
Total	11,309	9,539